Statements of Operations - USD ($)	12 Months Ended
	Dec. 31, 2024	Dec. 31, 2023
INTEREST AND DIVIDEND INCOME
Interest and fees on loans	$ 1,337,000	$ 1,322,000
Dividends from Federal Home Loan Bank stock	19,000	15,000
Interest on deposits with other banks and cash equivalents	102,000	146,000
Total interest and dividend income	1,458,000	1,483,000
INTEREST EXPENSE
Interest on deposits	364,000	145,000
Interest on Federal Home Loan Bank advances	26,000	15,000
Total interest expense	390,000	160,000
NET INTEREST INCOME	1,068,000	1,323,000
PROVISION FOR CREDIT LOSSES	0	0
NET INTEREST INCOME AFTER PROVISION FOR CREDIT LOSSES	1,068,000	1,323,000
NON-INTEREST INCOME
Service charges on deposit accounts	9,000	8,000
Rental income	24,000	21,000
Other income	2,000	7,000
Total non-interest income	35,000	36,000
NON-INTEREST EXPENSE
Salaries and employee benefits	767,000	798,000
Occupancy and equipment	204,000	209,000
Data processing	97,000	90,000
Automobile depreciation and expense	24,000	32,000
Audit and regulatory examination fees	78,000	49,000
Advertising	2,812	13,439
FHLB and DDA charges	41,000	38,000
Other general and administrative	16,000	21,000
Total non-interest expense	1,230,000	1,250,000
INCOME (LOSS) BEFORE INCOME TAXES	(127,000)	109,000
INCOME TAXES
Income tax provision (benefit)	(26,977)	23,217
NET INCOME (LOSS)	$ (100,000)	$ 86,000